Schedule of useful lives of intangible assets (Details)	12 Months Ended
Mar. 31, 2021
Agent / Supplier Relationships [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IFRS Finite-Lived Intangible Asset, Useful Life	2 years 6 months
Agent / Supplier Relationships [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IFRS Finite-Lived Intangible Asset, Useful Life	10 years
Noncompete Agreements [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IFRS Finite-Lived Intangible Asset, Useful Life	3 years 6 months
Noncompete Agreements [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IFRS Finite-Lived Intangible Asset, Useful Life	6 years 6 months
Brand names [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IFRS Finite-Lived Intangible Asset, Useful Life	10 years
Brand names [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IFRS Finite-Lived Intangible Asset, Useful Life	20 years
Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IFRS Finite-Lived Intangible Asset, Useful Life	3 years
Computer software [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IFRS Finite-Lived Intangible Asset, Useful Life	3 years
Computer software [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IFRS Finite-Lived Intangible Asset, Useful Life	10 years
Customer-related intangible assets [member] | Minimum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
[custom:FiniteLivedIntangibleAssetReestimatedUsefulLife]	4 years
Customer-related intangible assets [member] | Maximum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
[custom:FiniteLivedIntangibleAssetReestimatedUsefulLife]	10 years
Customer-related intangible assets [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IFRS Finite-Lived Intangible Asset, Useful Life	4 years
Customer-related intangible assets [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IFRS Finite-Lived Intangible Asset, Useful Life	15 years